UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--102.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.7%
Alabama Public School and College
Authority	6.33	7/1/15	23,520,000 a,b	24,609,917
Alabama Public School and College
Authority (Capital Improvement)	5.50	7/1/19	29,250,000	30,578,535
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	8,000,000	8,645,440
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	23,000,000	24,436,810
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	20,000,000	21,214,000
Alaska--1.5%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; FSA)	6.00	7/1/17	5,730,000	6,565,434
Alaska Housing Finance Corporation
(Insured; MBIA)	7.05	12/1/19	13,880,000 a,b	14,157,600
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/15	6,135,000	7,224,699
Arizona--1.9%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,754,727
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	28,570,000	28,587,999
California--9.2%
California,
GO	5.00	3/1/26	10,845,000	11,308,624
California,
GO (Various Purpose)	5.50	4/1/14	4,205,000 c	4,616,838
California,
GO (Various Purpose)	5.50	4/1/14	9,545,000 c	10,479,837
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	6,551,217

California Department of Water
Resources, Power Supply Revenue	5.13	5/1/12	20,500,000 c	21,901,175
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/11	1,280,000 c	1,371,686
California Department of Water
Resources, Water Revenue
(Central Valley Project)	5.50	12/1/16	6,390,000	6,843,626
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	8,400,000	8,782,536
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	7,000,000	7,292,250
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	9,750,000	10,453,267
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/26	20,000,000	7,940,200
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	50,000,000	8,650,000
Chula Vista,
IDR (San Diego Gas and
Electric)	5.50	12/1/21	10,000,000	10,880,200
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,000,000	11,580,150
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	28,495,000 c	30,968,651
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.50	6/1/13	11,500,000 c	12,498,315
San Mateo County Community College
District, GO (Insured; MBIA)	0.00	9/1/25	10,000,000	4,341,900
Colorado--1.0%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	7,500,000	7,555,800
University of Colorado Regents,
University Enterprise Revenue
(Insured; MBIA)	5.00	6/1/23	11,000,000	11,707,960
Connecticut--.5%
Mashantucket Western Pequot Tribe,
Special Revenue	6.40	9/1/07	9,170,000 a,c	9,320,938
Delaware--.1%
Delaware Housing Authority,
Senior SFMR	6.45	1/1/26	1,295,000	1,320,252

District of Columbia--1.7%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.50	5/15/33	12,855,000	15,348,999
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000	17,916,678
Florida--4.3%
Florida Department of
Environmental Protection,
Revenue (Insured; FGIC)	5.75	7/1/13	10,270,000	10,927,794
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	9,705,000	9,815,540
Florida State Board of Education,
Public Education Capital Outlay	5.50	6/1/16	12,000,000	12,839,760
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	7,000,000	7,258,580
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,589,821
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	12/1/12	2,090,000 c	2,298,331
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,654,395
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,028,109
Georgia--4.5%
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	4,605,000	4,889,865
Chatham County Hospital Authority,
Improvement Revenue (Memorial
Health University)	5.75	1/1/29	4,000,000	4,262,080
Fulton County Facilities
Corporation, COP (Fulton
County Public Purpose Project)
(Insured; AMBAC)	5.50	11/1/18	11,630,000	12,304,191
Georgia	5.80	11/1/09	19,580,000 c	20,868,168
Georgia	5.80	11/1/09	20,000,000 c	21,315,800
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue

(Insured; FGIC)	5.25	7/1/32	10,000,000	11,357,300
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	5,100,000	5,468,526
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)	5.75	10/1/11	6,000,000 c	6,531,000
Hawaii--.8%
Hawaii
(Insured; FSA)	5.80	9/1/09	14,000,000 c	14,740,040
Idaho--.7%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,300,000	8,308,881
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,750,000	5,024,075
Illinois--4.1%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC)	5.25	1/1/23	21,370,000	22,884,706
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FSA)	5.75	1/1/24	9,215,000	10,039,835
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,970,000	7,039,700
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.50	8/15/43	22,310,000	24,052,634
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	10,000,000 c	10,717,600
Illinois Housing Development
Authority (Multi-Family
Program)	6.75	9/1/21	3,805,000	3,809,946
Indiana--1.0%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/33	8,000,000	8,092,320
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC)	5.75	12/1/21	10,000,000	11,652,700
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,360,150

Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,610,212
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	9,152,148
Maryland--1.0%
Maryland Community Development
Administration, Department of
Housing and Community
Development	7.29	7/1/39	10,000,000 a,b	10,194,050
Maryland Economic Development
Corporation, Student Housing
Revenue (Frostburg State
University Project)	6.25	10/1/33	8,580,000	8,829,421
Massachusetts--5.5%
Massachusetts	7.40	2/1/10	20,000,000 a,b,c	21,251,500
Massachusetts
(Insured; FSA)	5.25	9/1/24	15,000,000	16,849,200
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	5,000,000 c	5,359,950
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/22	10,200,000	10,921,548
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	1,085,000	1,086,107
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/13	10,000,000	10,645,000
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/24	24,140,000	27,074,941
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/28	10,000,000	11,318,400
Michigan--1.2%
Detroit,
Sewage Disposal System Revenue
(Insured; FSA)	4.92	7/1/10	10,000,000 a,b	9,995,000
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	8,308,500
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,305,000	4,304,871
Minnesota--1.1%
Minneapolis and Saint Paul
Metropolitan Airports

Commission, Airport Revenue
(Insured; FGIC)	5.75	1/1/10	5,000,000 c	5,279,800
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	11,000,000	12,032,240
Shakopee Health Care Facilities,
Revenue (Saint Francis
Regional Medical Center)	5.25	9/1/34	3,000,000	3,069,630
Mississippi--.4%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	6,870,000	7,257,399
Missouri--.9%
Missouri Higher Education Loan
Authority, Student Loan Revenue	6.75	2/15/09	11,500,000	11,527,370
Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	5,000,000 c	5,325,400
Nebraska--2.1%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	40,170,608
Nevada--.9%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	3,019,050
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	15,006,300
New Hampshire--1.1%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; MBIA)	6.00	5/1/21	15,500,000	16,072,415
New Hampshire Housing Finance
Authority, Multi-Family Housing	7.55	7/1/13	1,210,000	1,308,397
New Hampshire Housing Finance
Authority, Single Family
Mortgage Acquisition Revenue	5.00	7/1/31	3,120,000	3,123,089
New Hampshire Housing Finance
Authority, Single Family
Residential Mortgage	6.85	1/1/25	1,190,000	1,202,043
New Jersey--10.4%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,867,045
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	12,120,000	12,685,762

New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	9,865,000	10,404,418
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; MBIA)	6.40	5/1/32	32,040,000	32,309,136
New Jersey Transit Corporation,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	15,000,000 c	15,869,250
New Jersey Transportation Trust
Fund Authority (Insured; FSA)	7.39	6/15/12	24,660,000 a,b	27,072,981
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,805,938
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,507,988
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.86	1/1/17	30,000,000 a,b	31,402,800
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	3,000,000 c	3,452,610
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	12,065,000 c	14,038,231
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	20,000,000	19,546,000
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien) (Insured; MBIA)	5.25	6/15/20	8,000,000	8,567,520
New Mexico Mortgage Financing
Authority	6.80	1/1/26	1,220,000	1,251,757
New York--14.8%
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/12	10,000,000	10,823,700
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.50	12/1/13	25,860,000	28,269,893
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	19,315,033
Nassau County Industrial
Development Agency, IDR

(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	10,332,200
New York City	5.75	3/1/13	5,505,000 c	6,035,076
New York City	5.75	3/1/18	7,800,000	8,440,302
New York City	5.00	8/1/19	5,000,000	5,261,500
New York City	5.25	8/15/24	18,500,000	19,654,400
New York City	5.00	8/1/28	18,125,000	18,930,113
New York City
(Insured; MBIA)	5.50	5/15/09	11,180,000 c	11,660,181
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project)	6.50	3/1/35	10,000,000	10,583,400
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	11,989,628
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	14,000,000	17,131,940
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	5,100,000 c	5,402,532
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	2/15/10	11,910,000 c	12,616,501
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.36	5/1/10	29,100,000 a,b,c	30,734,111
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	3,560,000	3,752,169
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	9,500,000	11,304,240
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	20,350,000	21,843,690
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/09	20,000,000 c	20,549,600
North Carolina--1.3%
Charlotte	5.25	2/1/15	9,380,000	9,656,804
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	14,000,000	14,815,220

North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,355,000	1,382,073
Ohio--.5%
Ohio Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	2/15/20	8,000,000	9,070,320
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,505,550
Pennsylvania--2.0%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	15,000,000 d	15,291,750
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority, SWDR (USG
Corporation Project))	7.56	6/1/31	12,000,000 a,b	12,480,420
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	10,000,000	11,056,700
South Carolina--1.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	4,000,000 c	4,416,880
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,698,550
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue	6.70	7/1/27	1,480,000	1,481,554
South Carolina Housing Finance and
Development Authority,
Mortgage Revenue
(Collateralized; FHA)	6.75	7/1/26	865,000	865,986
Tennessee--4.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	11,113,348
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/23	20,000,000	21,774,800
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	50,000,000	53,001,000

Texas--7.2%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.25	12/1/29	7,000,000	6,711,180
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	15,000,000	15,108,450
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	6,275,781
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines Inc.)	5.50	11/1/30	5,000,000 d	4,890,250
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	7.25	11/1/30	8,250,000	8,264,437
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,903,885
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/14	15,070,000	16,040,809
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
FGIC)	5.75	11/1/15	10,000,000	10,662,100
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	2,550,000	2,690,275
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Airport Improvement Projects)	5.70	7/15/29	2,000,000	2,030,240
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.

Terminal E Project)	6.75	7/1/21	10,000,000	10,737,600
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,800,000	6,269,626
Houston,
Utilities System Revenue,
First Lien (Insured; FSA)	5.25	5/15/21	18,075,000	19,310,246
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	9,470,000	10,462,077
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,936,360
Virginia--.6%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/15	10,000,000 c	10,869,200
Washington--2.4%
Bellevue
(Insured; MBIA)	5.50	12/1/39	12,000,000	13,075,320
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/13	11,585,000	12,233,412
Seattle,
Municipal Light and Power
Revenue, Improvement (Insured;
FSA)	5.50	3/1/16	15,400,000	16,272,872
Tumwater Office Properties,
LR (Washington State Office
Building)	5.00	7/1/28	5,110,000	5,280,521
Wisconsin--2.3%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	25,000,000	28,265,750
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	10,015,583
Wisconsin Health and Educational
Facilities Authority, Revenue
(FH Healthcare Development
Inc. Project)	6.25	11/15/09	5,000,000 c	5,328,250
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	1,000,000	1,041,530
U.S. Related--1.8%
Puerto Rico Highways and

Transportation Authority,
Transportation Revenue	6.00	7/1/10	20,050,000 c	21,514,853
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	7,000,000	7,449,890
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,150,000	6,104,887
Total Long-Term Municipal Investments
(cost $1,894,482,167)				1,969,600,680
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.2%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	3.83	6/1/07	4,000,000 e	4,000,000
Colorado--.1%
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	3.85	6/1/07	1,500,000 e	1,500,000
Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.88	6/1/07	1,600,000 e	1,600,000
Florida--.2%
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)	3.92	6/1/07	2,895,000 e	2,895,000
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.84	6/1/07	4,800,000 e	4,800,000
Minnesota--.1%
Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project) (LOC; The
Bank of New York)	3.84	6/1/07	2,345,000 e	2,345,000
Montana--.2%
Montana Facility Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.85	6/1/07	3,940,000 e	3,940,000
Rhode Island--.1%

Providence Housing Authority,
MFHR (Cathedral Square
Apartments I Project) (LOC;
Bank of America)	3.90	6/1/07	1,075,000 e	1,075,000
Providence Housing Authority,
MFHR (Cathedral Square
Apartments I Project) (LOC;
Bank of America)	3.90	6/1/07	1,000,000 e	1,000,000
Total Short-Term Municipal Investments
(cost $23,155,000)				23,155,000
Total Investments (cost $1,917,637,167)			103.9%	1,992,755,680
Liabilities, Less Cash and Receivables			(3.9%)	(75,631,597)
Net Assets			100.0%	1,917,124,083

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $191,219,317 or 10.0% of net assets.
b Collateral for floating rate borrowings.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on a delayed delivery basis.
e Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier High Income Fund
May 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.7%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--2.1%
Alion Science and Technology,
Sr. Unscd. Notes	10.25	2/1/15	2,000,000 a	2,110,000
Bombardier,
Sr. Uscd. Notes	8.00	11/15/14	1,500,000 a	1,605,000
Hawker Beechcraft Acquisition,
Sr. Sub. Notes	9.75	4/1/17	1,000,000 a	1,072,500
K & F Acquisition,
Gtd. Notes	7.75	11/15/14	1,500,000	1,605,000
				6,392,500
Auto Related--3.9%
American Axle and Manufacturing,
Gtd. Notes	7.88	3/1/17	1,000,000	1,010,000
Ford Motor Credit,
Sr. Notes	7.25	10/25/11	1,000,000	984,811
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	1,000,000	994,242
Ford Motor Credit,
Notes	9.81	4/15/12	1,050,000 b	1,135,136
General Motors,
Sr. Notes	7.13	7/15/13	2,250,000	2,115,000
General Motors,
Unscd. Debs.	7.70	4/15/16	250,000	235,000
General Motors,
Debs.	8.25	7/15/23	1,750,000	1,642,812
KAR Holdings,
Sr. Sub. Notes	10.00	5/1/15	2,000,000 a	2,060,000
Lear,
Gtd. Notes, Ser. B	8.75	12/1/16	1,000,000	965,000
United Components,
Sr. Sub. Notes	9.38	6/15/13	1,000,000	1,042,500
				12,184,501
Broadcasting & Media--1.5%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,000,000	1,036,250
LIN Television,
Sr. Sub. Debs.	2.50	5/15/33	1,500,000	1,464,375
Nexstar Finance,
Gtd. Notes	7.00	1/15/14	1,000,000	1,022,500
Salem Communications Holding,
Gtd. Notes	7.75	12/15/10	1,000,000	1,027,500
				4,550,625
Building Materials--.5%
Goodman Global Holdings,
Gtd. Notes	7.88	12/15/12	500,000	511,250

Interface,
Gtd. Notes	9.50	2/1/14	1,000,000	1,095,000
				1,606,250
Cable & Media--4.0%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	1,250,000 b	1,275,000
Echostar DBS,
Gtd. Notes	6.63	10/1/14	2,000,000	2,005,000
Insight Communications,
Sr. Discount Notes	12.25	2/15/11	2,000,000 c	2,097,500
Mediacom Broadband,
Sr. Notes	8.50	10/15/15	2,000,000	2,085,000
Mediacom/Mediacom Capital,
Sr. Unscd. Notes	9.50	1/15/13	1,500,000	1,552,500
NTL Cable,
Gtd. Notes	9.13	8/15/16	3,000,000	3,277,500
				12,292,500
Chemicals--3.8%
Hexion U.S. Finance/Nova Scotia
Finance, Sr. Notes	9.75	11/15/14	2,750,000 a	2,976,875
Hexion U.S. Finance/Nova Scotia
Finance, Scd. Notes	9.86	11/15/14	500,000 a,b	525,000
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	1,500,000 a	1,516,875
Lyondell Chemical,
Gtd. Notes	8.25	9/15/16	1,000,000	1,087,500
MacDermid,
Sr. Sub. Notes	9.50	4/15/17	1,000,000 a	1,060,000
Momentive Performance,
Gtd. Notes	9.75	12/1/14	750,000 a	787,500
Nalco,
Sr. Sub. Notes	8.88	11/15/13	2,000,000	2,155,000
PolyOne,
Sr. Notes	8.88	5/1/12	1,500,000	1,552,500
				11,661,250
Consumer Products--4.7%
American Achievement,
Gtd. Notes	8.25	4/1/12	1,500,000	1,545,000
Amscan Holdings,
Sr. Sub. Notes	8.75	5/1/14	575,000	583,625
Central Garden and Pet,
Gtd. Notes	9.13	2/1/13	650,000	684,125
Constellation Brands Incorporated,
Sr. Notes	7.25	5/15/17	1,000,000 a	1,011,250
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,500,000	1,597,500
Jarden,
Gtd. Notes	7.50	5/1/17	1,000,000	1,025,000
Josten's,
Gtd. Notes	7.63	10/1/12	1,000,000	1,027,500
Leslie's Poolmart,
Sr. Notes	7.75	2/1/13	2,000,000	2,040,000

Sabre Holdings,
Unsub. Notes	8.35	3/15/16	2,000,000 b	1,895,000
Simmons Bedding,
Gtd. Notes	7.88	1/15/14	2,000,000	2,050,000
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	1,050,000
				14,509,000
Environmental & Facilities Services--2.1%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	1,000,000	1,033,750
Casella Waste Systems,
Sr. Sub. Notes	9.75	2/1/13	2,000,000	2,130,000
Waste Connections,
Sr. Notes	3.75	4/1/26	1,750,000	1,933,750
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,250,000	1,326,562
				6,424,062
Food & Beverages--1.7%
B & G Foods,
Gtd. Notes	8.00	10/1/11	1,000,000	1,022,500
Michael Foods,
Gtd. Notes	8.00	11/15/13	1,750,000	1,802,500
Pinnacle Foods,
Sr. Notes	9.25	4/1/15	1,000,000 a	1,020,000
Pinnacle Foods,
Sr. Sub. Notes	10.63	4/1/17	1,500,000 a	1,533,750
				5,378,750
Food & Drugs--1.7%
Rite Aid,
Scd. Notes	7.50	3/1/17	1,000,000	1,002,500
Rite Aid,
Sr. Unscd. Notes	8.63	3/1/15	2,500,000	2,437,500
Stater Brothers Holdings,
Sr. Notes	7.75	4/15/15	1,000,000 a	1,045,000
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	750,000	783,750
				5,268,750
Gaming--8.3%
American Casino & Entertainment
Properties, Scd. Notes	7.85	2/1/12	1,750,000	1,833,125
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,000,000	1,013,750
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,000,000	1,046,250
CCM Merger,
Notes	8.00	8/1/13	3,000,000 a	3,082,500
Fontainebleau Las Vegas,
Mortgage Notes	10.25	6/15/15	1,350,000 a	1,397,250
Herbst Gaming,
Gtd. Notes	7.00	11/15/14	1,750,000	1,658,125
Herbst Gaming,
Sr. Sub. Notes	8.13	6/1/12	500,000	511,250

Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	1,000,000	995,000
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,000,000	1,050,000
MGM Mirage,
Gtd. Notes	7.50	6/1/16	1,750,000	1,732,500
MGM Mirage,
Gtd. Notes	7.63	1/15/17	1,000,000	992,500
MTR Gaming Group,
Gtd. Notes, Ser. B	9.75	4/1/10	1,000,000	1,051,250
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	500,000	510,000
Pinnacle Entertainment,
Sr. Sub. Notes	8.25	3/15/12	2,350,000	2,458,688
Seminole Hard Rock Entertainment,
Scd. Notes	7.86	3/15/14	750,000 a,b	772,500
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	500,000	512,500
Shuffle Master,
Sr. Notes	1.25	4/15/24	1,000,000	960,000
Station Casinos,
Sr. Sub. Notes	6.63	3/15/18	1,250,000	1,131,250
Station Casinos,
Sr. Sub. Notes	6.88	3/1/16	600,000	556,500
Station Casinos,
Sr. Unscd. Notes	7.75	8/15/16	1,300,000	1,348,750
Wimar OpCo,
Sr. Sub. Notes	9.63	12/15/14	1,500,000 a	1,522,500
				26,136,188
Health Care--8.2%
Advanced Medical Optics,
Notes	3.25	8/1/26	1,000,000	910,000
Advanced Medical Optics,
Sr. Sub. Notes	7.50	5/1/17	650,000 a	644,313
Carriage Services,
Gtd. Notes	7.88	1/15/15	1,000,000	1,033,750
CDRV Investors,
Sr. Unscd. Notes	9.63	1/1/15	1,000,000 c	913,750
HCA,
Sr. Unscd. Notes	6.50	2/15/16	1,250,000	1,106,250
HCA,
Scd. Notes	9.25	11/15/16	2,500,000 a	2,746,875
HCA,
Scd. Notes	9.63	11/15/16	1,000,000 a	1,105,000
Health Management,
Sr. Sub. Notes	4.38	8/1/23	500,000 b	533,125
IASIS Healthcare/Capital,
Gtd. Notes	8.75	6/15/14	1,500,000	1,582,500
LifePoint Hospitals,
Sub. Notes	3.25	8/15/25	750,000 a	710,625
Omnicare,
Debs., Ser. OCR	3.25	12/15/35	1,500,000	1,284,375

Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	707,812
Psychiatric Solutions,
Sr. Sub. Notes	7.75	7/15/15	250,000 a	256,875
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,500,000	1,550,625
Service Corp. International,
Sr. Unscd. Notes	7.63	10/1/18	1,000,000	1,065,000
Stewart Enterprises,
Sr. Notes	6.25	2/15/13	600,000 b	594,000
Teva Pharmaceuticals Finance,
Gtd. Debs., Ser. D	1.75	2/1/26	300,000	294,375
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	1,000,000	1,052,500
United Surgical Partners,
Sr. Sub. Notes	8.88	5/1/17	1,500,000 a	1,558,125
Universal Hospital Services,
Scd. Notes	8.76	6/1/15	750,000 a,b	765,000
Vanguard Health Holding II,
Sr. Sub. Notes	9.00	10/1/14	1,500,000	1,578,750
Vanguard Health Holdings,
Sr. Discount Notes	11.25	10/1/15	900,000 c	767,250
Warner Chilcott,
Gtd. Notes	8.75	2/1/15	1,500,000 b	1,599,375
Wyeth,
Sr. Notes	4.88	1/15/24	1,000,000 b	1,136,800
				25,497,050
Manufacturing--2.6%
Baldor Electric,
Gtd. Notes	8.63	2/15/17	1,500,000	1,620,000
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,750,000 b	1,850,625
Hanesbrands,
Sr. Notes	8.74	12/15/14	1,000,000 a,b	1,042,500
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	1,000,000	1,080,000
Trimas,
Gtd. Notes	9.88	6/15/12	2,250,000	2,365,312
				7,958,437
Media/Diversified & Services--4.0%
CMP Susquehanna,
Sr. Sub. Notes	9.88	5/15/14	1,550,000 a	1,588,750
Hughes Network Systems/HNS
Finance, Gtd. Notes	9.50	4/15/14	2,500,000	2,656,250
Intelsat Bermuda,
Gtd. Notes	9.25	6/15/16	1,000,000	1,112,500
Intelsat Bermuda,
Sr. Unscd. Notes	11.25	6/15/16	2,100,000	2,409,750
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,000,000	1,000,000
LBI Media,
Gtd. Notes	10.13	7/15/12	1,000,000	1,057,500

Quebecor Media,
Sr. Notes	7.75	3/15/16	2,000,000	2,110,000
WMG Holdings,
Gtd. Notes	9.50	12/15/14	750,000 b	588,750
				12,523,500
Mining & Metals--2.4%
Aleris International,
Sr. Notes	9.00	12/15/14	1,000,000 a	1,075,000
Aleris International,
Sr. Sub. Notes	10.00	12/15/16	1,500,000 a	1,584,375
Alpha Natural Resources/Capital,
Gtd. Notes	10.00	6/1/12	2,500,000 b	2,696,875
Arch Western Finance,
Gtd. Notes	6.75	7/1/13	1,000,000 b	1,001,250
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.38	4/1/17	1,000,000	1,095,000
				7,452,500
Non Food & Drug--6.0%
Autonation,
Gtd. Notes	7.36	4/15/13	1,700,000 b	1,725,500
Blockbuster,
Sr. Sub. Notes	9.00	9/1/12	2,250,000 b	2,241,562
Buhrmann US,
Gtd. Notes	8.25	7/1/14	2,000,000	2,040,000
Pantry,
Gtd. Notes	7.75	2/15/14	1,000,000	1,010,000
Petro Stopping Centers/Financial,
Gtd. Notes	9.00	2/15/12	1,000,000	1,066,250
Petroplus Finance,
Gtd. Notes	7.00	5/1/17	2,000,000 a	2,025,000
Sally Holdings,
Sr. Notes	9.25	11/15/14	1,000,000 a	1,042,500
Sally Holdings,
Sr. Sub. Notes	10.50	11/15/16	1,750,000 a	1,822,188
Susser Holdings,
Gtd. Notes	10.63	12/15/13	1,412,000	1,560,260
United Auto Group,
Sr. Sub. Bonds	7.75	12/15/16	1,500,000 a	1,522,500
Yankee Acquisition,
Sr. Notes	8.50	2/15/15	1,000,000 a	1,027,500
Yankee Acquisition,
Sr. Sub. Notes	9.75	2/15/17	1,500,000 a	1,541,250
				18,624,510
Oil & Gas--6.5%
Berry Petroleum,
Sr. Sub. Notes	8.25	11/1/16	1,050,000	1,078,875
Complete Production Services,
Sr. Notes	8.00	12/15/16	1,000,000 a	1,045,000
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	2,000,000	2,030,000
Denbury Resources,
Gtd. Notes	7.50	4/1/13	1,250,000	1,287,500

Denbury Resources,
Sr. Sub. Notes	7.50	12/15/15	1,000,000	1,035,000
Encore Acquisition,
Gtd. Notes	6.00	7/15/15	1,500,000	1,372,500
Encore Acquisition,
Gtd. Notes	6.25	4/15/14	750,000	702,188
Energy Partners,
Sr. Notes	9.75	4/15/14	1,500,000 a	1,528,125
Exco Resources,
Scd. Notes	7.25	1/15/11	3,000,000	3,045,000
Harvest Operations,
Sr. Unscd. Notes	7.88	10/15/11	1,500,000	1,485,000
Mariner Energy,
Sr. Notes	8.00	5/15/17	1,500,000	1,537,500
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,065,000	2,230,200
Verasun Energy,
Sr. Notes	9.38	6/1/17	1,750,000 a	1,752,188
				20,129,076
Packaging & Containers--1.1%
BWAY,
Gtd. Notes	10.00	10/15/10	1,000,000 b	1,050,000
Stone Container,
Sr. Notes	8.00	3/15/17	2,000,000 a	2,025,000
Stone Container,
Sr. Notes	8.38	7/1/12	250,000	256,250
				3,331,250
Paper & Forest Products--2.4%
Abitibi-Consolidated Finance,
Gtd. Notes	7.88	8/1/09	500,000	486,250
Abitibi-Consolidated,
Gtd. Notes	8.38	4/1/15	1,000,000	895,000
Abitibi-Consolidated,
Notes	8.85	6/15/11	500,000 b	473,750
Boise Cascade,
Gtd. Notes	7.13	10/15/14	850,000	854,250
Boise Cascade,
Gtd. Notes	8.23	10/15/12	1,000,000 b	1,005,000
Catalyst Paper,
Gtd. Notes	7.38	3/1/14	2,000,000	1,897,500
Verso Paper Holdings,
Scd. Notes	9.11	8/1/14	750,000 a,b	776,250
Verso Paper Holdings,
Sr. Sub. Notes	11.38	8/1/16	1,000,000 a	1,075,000
				7,463,000
Printing & Publishing--3.3%
CBD Media Holdings/Finance,
Sr. Sub. Notes	9.25	7/15/12	1,000,000	1,065,000
CBD Media/Finance,
Gtd. Notes	8.63	6/1/11	1,000,000	1,032,500
Cenveo Corporation,
Sr. Sub. Notes	7.88	12/1/13	1,500,000	1,496,250

Idearc,
Sr. Notes	8.00	11/15/16	3,000,000 a	3,123,750
R.H. Donnelley,
Sr. Notes, Ser. A-3	8.88	1/15/16	2,000,000	2,165,000
Valassis Communication,
Sr. Notes	8.25	3/1/15	1,500,000 a	1,494,375
				10,376,875
Support Services--6.9%
Aramark,
Sr. Notes	8.50	2/1/15	3,000,000 a	3,168,750
Ashtead Capital,
Notes	9.00	8/15/16	1,100,000 a	1,196,250
Ashtead Holdings,
Scd. Notes	8.63	8/1/15	600,000 a	636,000
Avis Budget Car Rental/Finance,
Gtd. Notes	7.86	5/15/14	1,250,000 a,b	1,300,000
Education Management/Finance,
Gtd. Notes	10.25	6/1/16	1,000,000	1,095,000
Hertz,
Gtd. Notes	8.88	1/1/14	2,500,000	2,703,125
Hertz,
Gtd. Notes	10.50	1/1/16	1,000,000	1,133,750
Mac-Gray,
Sr. Unscd. Notes	7.63	8/15/15	1,250,000	1,275,000
Mobile Services Group,
Sr. Notes	9.75	8/1/14	1,000,000 a	1,095,000
Neff Rental/Finance,
Scd. Notes	11.25	6/15/12	1,000,000	1,165,000
Neff,
Sr. Notes	10.00	6/1/15	1,000,000 a	1,027,500
Rental Service,
Bonds	9.50	12/1/14	2,200,000 a	2,376,000
West,
Gtd. Notes	9.50	10/15/14	1,000,000	1,057,500
West,
Gtd. Notes	11.00	10/15/16	1,000,000	1,087,500
Williams Scotsman,
Gtd. Notes	8.50	10/1/15	1,000,000	1,067,500
				21,383,875
Technology--4.3%
Celestica,
Sr. Sub. Notes	7.63	7/1/13	1,000,000	962,500
Celestica,
Sr. Sub. Notes	7.88	7/1/11	850,000	845,750
Freescale Semiconductor,
Sr. Sub. Notes	10.13	12/15/16	2,500,000 a	2,515,625
NXP/Funding,
Sr. Unscd. Notes	9.50	10/15/15	2,000,000 a	2,080,000
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,601,250
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	2,500,000	2,746,875

Syniverse Technologies,
Gtd. Notes, Ser. B	7.75	8/15/13	2,000,000	1,950,000
Vishay Intertechnology,
Sub. Notes	3.63	8/1/23	750,000	786,562
				13,488,562
Telecommunications--6.8%
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	1,000,000 b	1,047,500
Centennial Communications,
Sr. Notes	11.10	1/1/13	2,000,000 b	2,112,500
Cincinnati Bell,
Gtd. Notes	8.38	1/15/14	2,000,000	2,060,000
Citizens Communications,
Sr. Unscd. Notes	7.88	1/15/27	2,000,000	2,065,000
Intelsat Bermuda,
Gtd. Notes	8.87	1/15/15	1,250,000 b	1,284,375
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	2,300,000	2,162,000
Level 3 Financing,
Sr. Notes	8.75	2/15/17	2,000,000 a	2,062,500
Nordic Telephone Holdings,
Scd. Bonds	8.88	5/1/16	3,500,000 a	3,810,625
Qwest Communications
International, Gtd. Notes	8.86	2/15/09	1,250,000 b	1,271,875
Qwest,
Sr. Notes	8.60	6/15/13	1,000,000 b	1,100,000
Time Warner Telecom Holdings,
Gtd. Notes	9.25	2/15/14	2,000,000	2,157,500
				21,133,875
Textiles & Apparel--.9%
Oxford Industries,
Gtd. Notes	8.88	6/1/11	1,150,000	1,201,750
Perry Ellis International,
Gtd. Notes, Ser. B	8.88	9/15/13	500,000	521,250
Warnaco,
Sr. Unscd. Notes	8.88	6/15/13	1,000,000	1,066,250
				2,789,250
Transportation--.7%
CHC Helicopter,
Gtd. Notes	7.38	5/1/14	1,000,000	987,500
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,250,000 b	1,287,500
				2,275,000
Utilities--4.3%
Dynegy Holdings,
Sr. Unscd. Debs.	7.13	5/15/18	500,000	478,750
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,000,000	3,131,250
Edison Mission Energy,
Sr. Notes	7.63	5/15/27	5,000,000 a	5,087,500
Inergy/Finance,
Sr. Unscd. Notes	6.88	12/15/14	1,500,000	1,492,500

Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,000,000	1,070,000
NRG Energy,
Gtd. Notes	7.38	2/1/16	1,050,000	1,092,000
Williams Cos.,
Sr. Notes	7.63	7/15/19	1,000,000	1,102,500
				13,454,500
Total Bonds and Notes
(cost $286,687,666)				294,285,636

Preferred Stocks--.0%			Shares	Value ($)

Broadcasting & Media
Spanish Broadcasting System,
Ser. B, Cum. $107.505
(cost $721)			1	705

Other Investment--2.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,796,000)			8,796,000 [d]	8,796,000
Total Investments (cost $295,484,387)			97.5%	303,082,341
Cash and Receivables (Net)			2.5%	7,705,248
Net Assets			100.0%	310,787,589

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $86,332,313 or 27.8% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Investment in affiliated money market mutual fund.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)